Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
5.	Goodwill and Other Intangible Assets

Goodwill

Goodwill relates to the acquisition of Array. At the acquisition date, July 8, 2016, goodwill was $121.6 million. At December 31, 2019 and September 30, 2020 goodwill totaled $69.7 million, net of accumulated impairment of $51.9 million and is not deductible for tax purposes.

Other Intangible Assets

Other intangible assets consisted of the following at (in thousands):

	Estimated Useful Lives (Years)	December 31, 2019	September 30, 2020 (unaudited)
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		50,676	61,594
Customer relationship		31,157	37,869
Internal-use software modification costs		2,613	3,920

Total Accumulated Amortization		84,446	103,383

Total Amortizable Intangibles, Net		213,210	194,273

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$223,510	$204,573

Amortization expense related to intangible assets amounted to $18.9 million for the nine months ended September 30, 2019 and 2020. Estimated future annual amortization expense for the above amortizable intangible assets for the remaining periods through December 31, as follows (in thousands):

Amortization Expense
2020	$6,313
2021	23,507
2022	23,507
2023	23,507
2024	23,507
Thereafter	93,932

$194,273

5.	Goodwill and Other Intangible Assets

Goodwill

Goodwill relates to the acquisition of Array. At the acquisition date, July 8, 2016, goodwill was $121.6 million. At December 31, 2018 and 2019, goodwill totaled $69.7 million, net of accumulated impairment of $51.9 million and is not deductible for tax purposes.

During 2018, the Company early adopted the guidance contained in ASU No. 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which removes the step 2 requirement to perform a hypothetical purchase price allocation to measure goodwill impairment. Goodwill impairment is the amount by which the Company’s single reporting unit carrying value exceeds its fair value, not to exceed the recorded amount of goodwill. To estimate the fair value of the Company’s equity, the Company used both a market approach based on the guideline companies’ method (“Market Comparable Approach”), and an income approach based on a discounted cash flow analysis.

The Market Comparable Approach estimates fair value using market multiples of various financial measures compared to a set of comparable public companies. In performing the valuations, significant assumptions utilized include unobservable Level 3 inputs including cash flows and long-term growth rates reflective of management’s forecasted outlook, and discount rates inclusive of risk adjustments consistent with current market conditions. Discount rates are based on the development of a weighted average cost of capital using guideline public company data, factoring in current market data and any company specific risk factors. The value indicated by both methods was weighted to arrive at a concluded value.

The Company completes its annual goodwill impairment test as of year-end. At December 31, 2018 and 2019, the fair value of the reporting unit was in excess of the carrying value; therefore, there was no impairment.

Non-Amortizable Intangible Asset

The Company also completed its annual impairment test for its other non-amortizable asset (Trade Name) by comparing the estimated fair value to the carrying value of such asset. Based on the results of the Company’s tests, it recorded no impairment charges for the years ended December 31, 2018 or 2019.

Other Intangible Assets

Other intangible assets consisted of the following at December 31, (in thousands):

	Estimated Useful Lives (Years)	2018	2019
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		36,119	50,676
Customer relationship		22,206	31,157
Internal-use software modification costs		871	2,613

Total Accumulated Amortization		59,196	84,446

Total Amortizable Intangibles, Net		238,460	213,210

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$248,760	$223,510

Amortization expense related to intangible assets amounted to $26.5 million and $25.2 million for the years ended December 31, 2018 and 2019, respectively. Estimated future annual amortization expense for the above amortizable intangible assets are as follows (in thousands):

For the Year Ending December 31,	Amortization Expense
2020	$25,250
2021	23,507
2022	23,507
2023	23,507
2024	23,507
Thereafter	93,932

$213,210